Loss Before Income Tax - Additional Information (Detail) - USD ($)		12 Months Ended
	Aug. 13, 2020	Dec. 31, 2020
Loss Before Income Tax [Line Items]
Other non-operating income		$ 587,736
Other receivables (Note 18)		528,841
Government grants for research and development expenditures		$ 165,699
Australia
Loss Before Income Tax [Line Items]
Government grants for research and development expenditures	$ 165,699